Disposals and acquisitions - Net Assets Acquired (Details) - CHS AGRO S.A. $ in Thousands	1 Months Ended
Jan. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 21,800
Intangible assets, net	41
Inventories	1,866
Trade and other receivables, net	4,492
Deferred income tax liabilities	(4,546)
Trade and other payables	(1,031)
Current income tax liabilities	(5)
Payroll and Social liabilities	(153)
Borrowings	(23,062)
Cash and cash equivalents added as a result of the business combination	747
Total net assets added as a result of business combination	149
Fair value of previously held equity interest	74
Gain for bargain purchase	$ 75